Net Other Operating (Income) Losses Analysis of income and expenses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	$ (40)	$ (40)	$ (40)	$ 0
Termination of the Sundance B and C PPAs		(157)	0	0
Mississauga cogeneration facility NUG Contract		0	(9)	(191)
Insurance recoveries		(7)	0	(3)
Restructuring provision		0	0	1
Net other operating expense (income)		$ (204)	$ (49)	$ (193)